Interest expense (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Interest Expense
Central banks deposits	€ 338	€ 366	€ 468
Credit institution deposits	1,140	1,652	2,576
Customer deposits	5,452	5,599	10,137
Debt securities issued and subordinated liabilities	4,838	5,119	6,679
Marketable debt securities	4,190	4,548	6,034
Subordinated liabilities (note 23)	648	571	645
Provisions for pensions (note 25)	91	95	145
Lease Liabilities	125	186	273
Other interest expense	1,109	730	1,224
Interest expense	€ 13,093	€ 13,747	€ 21,502